Commitment and contingent liabilities - Operational lease commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total aggregated time bands [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	€ 0	€ 0	€ 5,442
Within one year [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	0	0	2,053
Between one and three years [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	0	0	2,302
Between four and five years [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	0	0	785
More than five years [member]
Disclosure of operating lease commitments [line items]
Operating lease commitments	€ 0	€ 0	€ 302